Mining interests - Schedule of Investment in Associate (Details) - USD ($) $ in Thousands		12 Months Ended
	Apr. 26, 2021	Dec. 31, 2022	Dec. 31, 2021
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Investments in associates beginning balance		$ 104,236	$ 76,235
Share of net income (loss) for the year		10,183	17,543
Gain (loss) on dilution			(14)
Investments in associates ending balance		120,049	104,236
Calibre, Various
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Investments in associates beginning balance		93,728	76,235
Share of net income (loss) for the year		12,416	17,707
Gain (loss) on dilution		5,630	(214)
Investments in associates ending balance		111,774	93,728
BeMetals
Investments Accounted For Using Equity Method Roll Forward [Roll Forward]
Investments in associates beginning balance		10,508	0
Share consideration on Kronk sale		0	4,741
Purchase of BeMetals shares	$ 6,000		5,945
Share of net income (loss) for the year		(2,233)	(164)
Investments in associates ending balance		$ 8,275	$ 10,508